Subsequent Events (Details Narrative) - USD ($)	Jul. 23, 2020	Apr. 02, 2020
Conversion price per share		$ 0.05
Subsequent Event [Member]
Convertible note payable	$ 16,900
Legal fees	950
Convertible notes payable common shares value	$ 17,850
Convertible notes payable common shares converted	1,785,000
Conversion price per share	$ 0.01